CAPITAL AND RESERVES - Disclosure of breakdown of the options and the weighted average exercise price (Details) - Restricted Share Units		12 Months Ended
		Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of classes of share capital [line items]
Number of options and RSU outstanding at beginning of year | Share		3,633,778	1,830,695	1,470,630
Options and RSU granted | Share	[1]	520,767	2,226,750	1,024,000
Options exercised | Share		(203,748)	(231,962)	0
Options cancelled or forfeited | Share	[1]	(126,211)	(140,719)	(45,166)
Options expired | Share		(1,534)	(50,986)	(618,769)
Options and RSU outstanding at end of year | Share		3,823,052	3,633,778	1,830,695
Options and RSU exercisable at end of year | Share		1,502,887	928,970	687,011
Options and RSU exercisable at end of year -Weighted average exercise price | $ / shares		$ 19.1	$ 6	$ 3.3
Options and RSU granted - Weighted average exercise price | $ / shares	[1]	16.5	27.5	6.5
Options exercised - Weighted average exercise price | $ / shares		5	5.3	0
Options cancelled or forfeited - Weighted average exercise price | $ / shares	[1]	17	8.5	6.2
Options expired - Weighted average exercise price | $ / shares		6.7	5.3	0.4
Options and RSU outstanding at end of year - Weighted average exercise price | $ / shares		19.3	19.1	6
Options and RSU exercisable at end of year - Weighted average exercise price | $ / shares		$ 12.3	$ 5.6	$ 5

[1]	In 2020, includes 246,000 options that were replaced against waiver of 249,340 options under the 2013 Plan, as indicated above.